Intangible assets	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets

					Other
		Purchased	Customer		purchased
	Note	technology	relationships	Brand	intangibles	Total
		$	$	$	$	$
Cost
Balance at July 1, 2024		110,123	126,456	6,787	2,748	246,114
Disposal of VoIP Supply LLC	19	—	(1,160)	(1,050)	—	(2,210)
Balance at June 30, 2025		110,123	125,296	5,737	2,748	243,904
Balance at June 30, 2026		110,123	125,296	5,737	2,748	243,904

Accumulated amortization
Balance at July 1, 2024		59,259	55,769	4,210	2,748	121,986
Amortization expense		17,385	14,793	590	—	32,768
Disposal of VoIP Supply LLC	19	—	(1,160)	(814)	—	(1,974)
Balance at June 30, 2025		76,644	69,402	3,986	2,748	152,780
Amortization expense		16,807	14,793	512	—	32,112
Balance at June 30, 2026		93,451	84,195	4,498	2,748	184,892
Net book value as at:
Balance at June 30, 2025		33,479	55,894	1,751	—	91,124
Balance at June 30, 2026		16,672	41,101	1,239	—	59,012
For the year ended June 30, 2026, amortization expense of intangible assets was $32,112 (June 30, 2025 - $32,768).